Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments And Fair Value Measurements [Abstract]
Financial Instruments

8. Financial Instruments
a)Carrying values and measurement of financial assets and liabilities

December 31, 2023	Amortized cost	FVTPL	Total
Financial assets
Cash and cash equivalents	$85,964	$-	$85,964
Accounts receivable	114	-	114

Financial liabilities
Accounts payable and accrued liabilities	14,080	3,844	17,924
Derivative liabilities	$-	$168	$168

December 31, 2022	Amortized cost	FVTPL	Total
Financial assets
Cash and cash equivalents	$50,761	$-	$50,761
Accounts receivable	$179	$-	$179

Financial liabilities
Accounts payable and accrued liabilities(1)	15,294	2,382	17,676
Debt	$49,591	$-	$49,591
(1)Excludes $5.7 million of tax liabilities previously presented within accounts payable and accrued liabilities, now presented as part of tax liabilities.
b)Derivative instruments
The Company's derivatives are comprised of bullion contracts. During the year ended December 31, 2023, the Company sold call options and purchased put options. The Company receives an option premium in cash on selling the option, which is recorded as either an asset or a liability. The value of the option is remeasured using the Black-Scholes option pricing model at each reporting date, with gains or losses recorded as other expense, along with a corresponding increase to the derivative liabilities.
The gains on derivatives for the year ended December 31, 2023 were as follows with no derivatives outstanding during 2022:

2023
Unrealized gains on derivatives	95
c)Fair value information
i.Fair Value Measurement
The categories of the fair value hierarchy that reflect the inputs to valuation techniques used to measure fair value are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3: Inputs for the asset or liability based on unobservable market data
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2023
	Level 1	Level 2
Assets and Liabilities:
Derivative liabilities	—	168
The methodology and assessment of inputs for determining the fair value of financial assets and liabilities as well as the levels of hierarchy for the Company’s financial assets and liabilities measured at fair value remain unchanged from that at December 31, 2022.
ii.Valuation Techniques
Derivative assets and liabilities
The Company’s derivatives were comprised of bullion contracts which are valued using observable market prices.
d)Financial Instruments and Related Risks
The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principle financial risks to which the Company is exposed are:
i)Credit risk
ii)Liquidity risk
iii)Market risk
1.Currency risk
2.Interest rate risk
3.Price risk
The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.
i.Credit Risk
Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its liquid financial assets including cash and cash equivalents and accounts receivable.
The Company limits exposure to credit risk on liquid financial assets through maintaining its cash and cash equivalents and bullion with high‐credit quality financial institutions. The Company has liquid financial assets on deposit with or held by multiple high‐credit quality financial institutions as a risk mitigation practice. The Company’s cash and cash equivalents are on deposit with the Bank of Montreal ("BMO") and the Bank of Nova Scotia (“BNS”) in Canada and BNS in Mexico. Bullion is stored with BMO in Canada. The Company has not recognized any expected credit losses with respect to interest receivable as the amounts are due from high‐credit quality financial institutions and the risk of default is considered negligible. The carrying amount of financial assets, as stated in the consolidated statement of financial position, represents the Company’s maximum credit exposure.
ii.Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has in place a planning and budgeting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Company's cash and cash equivalents are invested in business accounts with quality financial institutions and are available on demand to fund the Company's operations.
In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

	Payments due by period 2023
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$17,924	$-	$-	$-	$17,924
Tax liabilities	33,614	-	-	-	33,614
Lease liabilities	69	134	80	84	367
Reclamation and closure provision(1)	-	-	-	8,696	8,696
	$51,607	$134	$80	$8,780	$60,601
(1)Represents undiscounted uninflated future payments for the expected cost of mine reclamation and closure.

	Payments due by period 2022
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$17,676	$-	$-	$-	$17,676
Tax liabilities	5,740	-	-	-	5,740
Lease liabilities	120	137	110	115	482
Credit Facility	16,881	39,683	-	-	56,564
Reclamation and closure provision(1)	-	-	-	6,845	6,845
	$40,417	$39,820	$110	$6,960	$87,307
(1)Represents undiscounted uninflated future payments for the expected cost of mine reclamation and closure. Recast amounts previously reported as undiscounted inflated payments as undiscounted uninflated payments.
(2)Tax liabilities were previously included in accounts payable and accrued liabilities and have been recast separately.
The Company believes its cash and cash equivalents at December 31, 2023 of $86.0 million, bullion of $19.2 million, undrawn $70.0 million Revolving Facility, and continuing revenue and profitable operations are sufficient to settle its commitments through the next 12 months.
iii.Market Risk
1.Currency Risk
The functional and reporting currency for all of SilverCrest's operating segments is USD and the Company reports results using USD; however, the Company operates in jurisdictions that utilize the Canadian dollar ("CAD") and Mexican peso ("MXN"). As a consequence, the financial results of the Company’s operations as reported in USD are subject to changes in the value of the USD relative to these local currencies. Since the Company’s sales are denominated in USD and a portion of the Company’s operating costs and capital spending are in local currencies, the Company is negatively impacted by strengthening local currencies relative to the USD and positively impacted by the inverse.
The Company’s net earnings are affected by the revaluation of its monetary assets and monetary liabilities at each balance sheet date. The Company has reviewed its monetary assets and monetary liabilities and is exposed to foreign exchange risk through financial assets and liabilities and deferred tax assets and liabilities denominated in currencies other than USD, as shown in the tables below. The Company estimates that a 1% change in the exchange rate of the foreign currencies in which its December 31, 2023 non-USD net monetary liabilities were denominated would result in an income before taxes change of about $0.3 million (2022 - $0.5 million).

	CAD	MXN	Total
December 31, 2023
Cash and cash equivalents	$9,502	$6,421	$15,923
Accounts receivable	6	70	76
Value-added taxes receivable	47	28,393	28,440
Total financial assets	9,555	34,884	44,439

Less: accounts payable and accrued liabilities	(6,445)	(5,578)	(12,023)
Net financial assets	$3,110	$29,306	$32,416

	USD	MXN	Total
December 31, 2022
Cash and cash equivalents	$29,502	$318	$29,820
Accounts receivable	111	8	119
Value-added taxes receivable	-	31,378	31,378
Total financial assets	29,613	31,704	61,317

Less: accounts payable and accrued liabilities	(428)	(3,010)	(3,438)
Less: debt	(49,591)	-	(49,591)
Net financial assets	$(20,406)	$28,694	$8,288
2.Interest Rate Risk
Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. The average interest rate earned by the Company during the year ended December 31, 2023 on its cash and cash equivalents and short-term investments was 5.3% (2022 - 4.6%). A 1% increase or decrease in the interest earned from financial institutions on cash and short-term investments would result in approximately a $0.8 million change in the Company’s earnings before income taxes (2022 – $0.4 million).
On November 29, 2022, the Company's entered into a $120 million senior secured credit facility (the "Credit Facility") comprised of a $50 million term facility (the "Term Facility") and a $70 million revolving facility (the "Revolving Facility") (Note 13). The Company repaid the Term Facility during the first five months of 2023 and incurred a weighted average interest rate of 7.79% during that time (2022 - 8.01% on amounts drawn from November 29, 2022 until December 31, 2022). There were no amounts drawn on the Revolving Facility during the year ended December 31, 2023 or comparative period.
3.Price Risk
The Company is exposed to price risk on precious metals that impact the valuation of the Company’s derivative positions, comprised of gold and silver call options written, which has a direct and immediate impact on net earnings. The prices of precious metals are volatile and affected by many factors beyond the Company’s control, and there can be no assurance that precious metal prices will not be subject to wide fluctuations in the future. A substantial or extended change in precious metal prices could have an adverse effect on the Company’s financial position, income, and cash flows.